Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.1%)
Australia (5.2%)
	Steadfast Group Ltd.	3,278,400	12,291
	James Hardie Industries plc	321,078	7,930
	IPH Ltd.	1,176,700	7,264
*	Xero Ltd.	102,400	6,746
	Iluka Resources Ltd.	752,110	5,105
*	APM Human Services International Ltd.	1,969,100	4,578
	Vicinity Centres	3,069,059	4,491
	Deterra Royalties Ltd.	1,206,381	3,682
	Downer EDI Ltd.	939,800	3,659
	Cleanaway Waste Management Ltd.	1,668,800	3,215
	Orora Ltd.	1,104,560	2,765
*	Pilbara Minerals Ltd.	1,092,964	2,155
	IGO Ltd.	262,696	2,058
	Netwealth Group Ltd.	226,019	2,053
	Ansell Ltd.	111,045	2,039
	Whitehaven Coal Ltd.	456,310	2,009
	Mineral Resources Ltd.	51,205	1,951
	Credit Corp. Group Ltd.	89,246	1,517
*,1	Temple & Webster Group Ltd.	390,517	1,452
	Liberty Financial Group Ltd.	510,575	1,443
	Metcash Ltd.	467,707	1,363
	Nufarm Ltd.	369,775	1,347
	Reliance Worldwide Corp. Ltd.	430,353	1,345
*	Bellevue Gold Ltd.	1,908,876	1,135
	Elders Ltd.	138,018	1,097
*,1	Tyro Payments Ltd.	1,733,601	1,014
*	Omni Bridgeway Ltd.	347,183	1,007
	Seven Group Holdings Ltd.	80,588	998
	Bapcor Ltd.	192,437	902
	Lovisa Holdings Ltd.	63,233	794
*	SiteMinder Ltd.	238,955	713
	Nick Scali Ltd.	104,359	708
	Tassal Group Ltd.	176,218	607
*,1	Flight Centre Travel Group Ltd.	48,151	586
*	Cleanspace Holdings Ltd.	805,228	506
	CSR Ltd.	137,946	443
*	Vulcan Energy Resources Ltd.	80,048	442
	GrainCorp Ltd. Class A	70,003	423
*	Sierra Rutile Holdings Ltd.	752,110	168
			94,001

		Shares	Market Value ($000)
Austria (0.7%)
*,2	BAWAG Group AG	97,998	4,525
	ANDRITZ AG	77,356	3,619
	AT&S Austria Technologie & Systemtechnik AG	49,201	2,458
	Addiko Bank AG	175,109	1,845
	Wienerberger AG	34,517	795
			13,242
Belgium (3.1%)
	D'ieteren Group	81,390	13,358
	Barco NV	427,214	11,194
	Warehouses De Pauw CVA	238,335	8,102
	Azelis Group NV	337,545	7,381
	Lotus Bakeries NV	1,138	6,474
	Recticel SA	333,103	5,114
	KBC Ancora	60,320	2,113
	Melexis NV	18,683	1,603
*,1,2	Biocartis Group NV	113,425	200
			55,539
Brazil (1.3%)
*	TOTVS SA	1,675,632	8,540
*	TIM SA	1,551,100	3,774
	Rumo SA	1,034,800	3,508
*	Afya Ltd. Class A	258,400	2,713
*,2	Locaweb Servicos de Internet SA	1,535,600	2,009
*	Cia de Saneamento Basico do Estado de Sao Paulo	225,800	1,950
*	Magazine Luiza SA	256	—
			22,494
Canada (2.3%)
*	Kinaxis Inc.	45,789	5,474
[1]	Boardwalk REIT	124,684	4,755
*,2	Spin Master Corp.	104,600	3,899
	Colliers International Group Inc.	31,067	3,880
*	Nuvei Corp.	95,603	3,335
	Cargojet Inc.	22,500	2,608
*	Lightspeed Commerce Inc.	114,918	2,465
*,1	Lightspeed Commerce Inc. (XTSE)	108,851	2,336
	Ag Growth International Inc.	74,100	1,963
	Endeavour Mining plc	99,356	1,960
	Parex Resources Inc.	90,470	1,684
*,1	EcoSynthetix Inc.	540,192	1,683
*	Docebo Inc.	52,604	1,665
	Stelco Holdings Inc.	55,707	1,572
*,1	Boat Rocker Media Inc.	619,097	1,339
			40,618
China (1.1%)
*	Tongcheng Travel Holdings Ltd.	1,936,400	3,702
*	Chinasoft International Ltd.	3,756,600	3,216
[2]	IMAX China Holding Inc.	2,892,200	2,584
	Beijing Enterprises Holdings Ltd.	754,500	2,418
*	Yeahka Ltd.	590,200	1,301
*	Vnet Group Inc. ADR	212,955	1,099
	China Datang Corp. Renewable Power Co. Ltd. Class H	3,657,000	992
	Minth Group Ltd.	352,145	941
	CIFI Holdings Group Co. Ltd.	3,242,720	881
	Pou Sheng International Holdings Ltd.	7,806,000	855

		Shares	Market Value ($000)
*	Kingdee International Software Group Co. Ltd.	259,300	560
*	Niu Technologies ADR	52,562	340
			18,889
Denmark (2.1%)
	Royal Unibrew A/S	178,102	15,189
	Topdanmark A/S	205,783	10,033
*	ALK-Abello A/S Class B	359,500	7,178
	SimCorp A/S	27,700	2,067
*	Ascendis Pharma A/S ADR	20,994	1,796
*,2	Netcompany Group A/S	21,506	1,206
*	Zealand Pharma A/S	50,011	902
*,3	OW Bunker A/S	1,000,000	—
			38,371
Finland (0.8%)
	Huhtamaki OYJ	183,300	7,145
	Valmet OYJ	125,700	3,498
	Kemira OYJ	153,332	1,947
	Wartsila OYJ Abp	149,255	1,311
[1]	Cargotec OYJ Class B	33,082	1,170
			15,071
France (3.8%)
	Nexans SA	157,777	15,154
	Gaztransport Et Technigaz SA	61,813	8,525
	Trigano SA	64,952	6,355
	Kaufman & Broad SA	200,495	5,566
	Sopra Steria Group SACA	28,300	4,716
*	JCDecaux SA	253,973	4,096
	Metropole Television SA	238,000	3,135
	IPSOS	61,000	3,127
	Technip Energies NV	238,000	2,811
[2]	Verallia SA	95,300	2,439
	Rothschild & Co.	62,089	2,287
*	SOITEC	12,820	2,052
[2]	ALD SA	158,861	1,882
	Rubis SCA	63,663	1,556
	L'Occitane International SA	402,000	1,371
*	ESI Group	16,417	1,165
	Vicat SA	27,544	718
	Imerys SA	14,847	503
*	Cellectis SA	60,983	159
*	Cellectis SA ADR	25,800	68
			67,685
Germany (5.0%)
[2]	Befesa SA	239,341	11,086
	Dermapharm Holding SE	194,629	10,965
	Gerresheimer AG	151,238	9,084
	Stabilus SE	123,812	6,978
*	CTS Eventim AG & Co. KGaA	106,392	5,860
	New Work SE	42,542	5,694
*	HelloFresh SE	196,272	5,425
	Hensoldt AG	187,464	4,807
	Stemmer Imaging AG	121,118	4,219
[1]	Kontron AG	279,665	4,167
	Jenoptik AG	164,926	3,995
*	Hypoport SE	16,716	3,475
	Rheinmetall AG	10,401	1,907
	Wacker Chemie AG	11,419	1,719

		Shares	Market Value ($000)
	Aurubis AG	22,761	1,643
*	Evotec SE	56,673	1,472
	Friedrich Vorwerk Group SE	43,300	1,351
*	Cherry AG	162,681	1,284
	Bertrandt AG	32,658	1,220
	KION Group AG	19,684	898
*	Tonies SE	146,936	751
*,2	Auto1 Group SE	86,424	746
[1,2]	Aumann AG	40,907	587
*	Jumia Technologies AG ADR	83,077	458
*	Veganz Group AG	8,981	194
			89,985
Greece (0.1%)
	Hellenic Telecommunications Organization SA	92,362	1,590
Hong Kong (2.0%)
	Kerry Properties Ltd.	2,998,000	7,211
	Hang Lung Properties Ltd.	3,114,000	5,682
	Johnson Electric Holdings Ltd.	3,495,625	4,470
	Dah Sing Financial Holdings Ltd.	1,613,600	4,237
	Techtronic Industries Co. Ltd.	376,500	4,178
*	Melco Resorts & Entertainment Ltd. ADR	524,211	2,700
*	Mandarin Oriental International Ltd.	1,135,600	2,254
[2]	Crystal International Group Ltd.	6,289,500	1,986
	ASMPT Ltd.	176,000	1,402
	Vitasoy International Holdings Ltd.	482,000	726
*	Hypebeast Ltd.	6,015,000	673
	Chow Sang Sang Holdings International Ltd.	331,000	342
	Luk Fook Holdings International Ltd.	81,000	198
*	Lifestyle International Holdings Ltd.	397,500	136
			36,195
Hungary (0.1%)
*,2	Wizz Air Holdings plc	50,344	1,367
	MOL Hungarian Oil & Gas plc	42,684	314
			1,681
Iceland (0.2%)
[2]	Marel HF	655,399	2,958
India (1.3%)
	Apollo Hospitals Enterprise Ltd.	163,662	8,735
	Oberoi Realty Ltd.	493,852	5,697
	Gujarat Pipavav Port Ltd.	4,495,943	4,423
*	Alembic Pharmaceuticals Ltd.	280,171	2,488
*	CreditAccess Grameen Ltd.	148,669	1,991
			23,334
Ireland (1.6%)
	Bank of Ireland Group plc	1,843,811	10,561
*	Dalata Hotel Group plc	2,414,454	8,896
	Smurfit Kappa Group plc	137,583	4,987
	AIB Group plc	1,738,721	3,955
			28,399
Israel (0.4%)
	Maytronics Ltd.	262,962	3,465
*	RADA Electronic Industries Ltd.	175,200	1,773
*	Melisron Ltd.	23,381	1,769
*	Nayax Ltd.	306,991	827
			7,834

		Shares	Market Value ($000)
Italy (3.4%)
	Reply SpA	81,595	10,742
	Brunello Cucinelli SpA	125,511	7,295
	Recordati Industria Chimica e Farmaceutica SpA	143,630	6,370
	Moncler SpA	102,482	5,137
	PRADA SpA	844,000	4,871
[2]	BFF Bank SpA	457,098	3,211
	Stevanato Group SpA	185,035	3,166
	Interpump Group SpA	57,300	2,449
	Italgas SpA	412,326	2,359
[2]	OVS SpA	1,422,348	2,288
	Amplifon SpA	68,000	2,249
	Tamburi Investment Partners SpA	249,034	2,069
[2]	Technogym SpA	286,055	2,015
	FinecoBank Banca Fineco SpA	155,700	1,935
	Salvatore Ferragamo SpA	100,297	1,779
[2]	doValue SpA	177,861	1,086
	Buzzi Unicem SpA	50,566	924
[2]	Anima Holding SpA	122,131	429
			60,374
Japan (22.5%)
	Food & Life Cos. Ltd.	553,900	10,794
	Nippon Shinyaku Co. Ltd.	159,100	9,847
	GMO internet Inc.	406,700	7,989
	SBI Holdings Inc.	381,100	7,732
	Kadokawa Corp.	315,800	7,669
	Kobe Bussan Co. Ltd.	261,700	7,460
	KOMEDA Holdings Co. Ltd.	431,400	7,394
	Aica Kogyo Co. Ltd.	313,300	7,259
	Kissei Pharmaceutical Co. Ltd.	331,100	7,020
	Kureha Corp.	91,400	6,951
	Nabtesco Corp.	290,000	6,950
	NEC Networks & System Integration Corp.	502,900	6,942
	THK Co. Ltd.	311,800	6,615
	Trusco Nakayama Corp.	462,100	6,576
	Katitas Co. Ltd.	257,700	6,488
	Daifuku Co. Ltd.	101,300	6,460
	Sumitomo Forestry Co. Ltd.	391,800	6,083
	Miura Co. Ltd.	248,800	5,998
	Nifco Inc.	243,600	5,912
	OBIC Business Consultants Co. Ltd.	169,100	5,769
	Calbee Inc.	262,900	5,642
	Ai Holdings Corp.	436,900	5,531
	Fuji Corp.	354,600	5,495
	Musashi Seimitsu Industry Co. Ltd.	484,300	5,209
	Systena Corp.	1,515,100	5,196
	Zenkoku Hosho Co. Ltd.	150,600	5,124
	Digital Garage Inc.	173,300	5,035
	Nippon Densetsu Kogyo Co. Ltd.	364,100	4,962
	Hakuhodo DY Holdings Inc.	476,300	4,899
	FP Corp.	213,900	4,816
	Meitec Corp.	249,200	4,698
	Fukushima Galilei Co. Ltd.	159,200	4,377
	Daiseki Co. Ltd.	147,200	4,376
	Koito Manufacturing Co. Ltd.	130,600	4,293
	Japan Material Co. Ltd.	282,400	4,190
	Heiwa Real Estate Co. Ltd.	137,600	4,143
	Asahi Holdings Inc.	267,400	4,081

		Shares	Market Value ($000)
	Megachips Corp.	158,000	3,958
	Kyoritsu Maintenance Co. Ltd.	102,400	3,944
	Nippon Gas Co. Ltd.	260,200	3,907
	Sugi Holdings Co. Ltd.	86,500	3,902
*,1	Oisix ra daichi Inc.	289,000	3,885
	Nittoku Co. Ltd.	182,700	3,640
	Tokyo Tatemono Co. Ltd.	233,700	3,442
	Frontier Real Estate Investment Corp.	823	3,354
	Fukuoka Financial Group Inc.	175,400	3,109
	Organo Corp.	44,400	3,106
	Tokyo Century Corp.	87,400	3,091
	Obara Group Inc.	133,400	3,011
	Bank of Kyoto Ltd.	69,700	2,965
	Glory Ltd.	177,800	2,952
	Asahi Intecc Co. Ltd.	158,906	2,940
	Comforia Residential REIT Inc.	1,157	2,922
	Tsugami Corp.	307,800	2,832
	Nihon M&A Center Holdings Inc.	210,600	2,818
*	Raksul Inc.	167,400	2,779
	Mandom Corp.	210,000	2,564
	Asics Corp.	134,000	2,553
	Seino Holdings Co. Ltd.	302,800	2,512
	Descente Ltd.	115,700	2,468
	JMDC Inc.	48,000	2,389
	eGuarantee Inc.	134,500	2,360
*	Sansan Inc.	231,944	2,333
	Fuso Chemical Co. Ltd.	87,800	2,251
*,1	WealthNavi Inc.	137,500	2,190
	Shoei Co. Ltd.	50,600	2,173
	dip Corp.	78,800	2,117
	DMG Mori Co. Ltd.	154,000	2,068
*,1	Bengo4.com Inc.	71,600	2,065
*	Universal Entertainment Corp.	181,900	1,979
	Nikon Corp.	170,600	1,965
	Yamaha Motor Co. Ltd.	96,160	1,858
*,1	JTOWER Inc.	36,100	1,794
	BML Inc.	60,000	1,775
	Open House Group Co. Ltd.	40,300	1,758
	Sega Sammy Holdings Inc.	101,200	1,738
	Amada Co. Ltd.	214,400	1,731
	Outsourcing Inc.	190,900	1,717
	Internet Initiative Japan Inc.	41,600	1,689
	Ushio Inc.	120,700	1,669
	Mani Inc.	139,300	1,649
*	Japan Airport Terminal Co. Ltd.	40,500	1,588
	Ichiyoshi Securities Co. Ltd.	336,134	1,584
*,1	GA Technologies Co. Ltd.	139,200	1,510
	Sojitz Corp.	96,380	1,465
	Optex Group Co. Ltd.	92,900	1,446
	Fukuyama Transporting Co. Ltd.	61,500	1,436
	IHI Corp.	54,100	1,426
[1]	Snow Peak Inc.	69,800	1,402
	Harmonic Drive Systems Inc.	35,600	1,357
	Ebara Corp.	34,400	1,348
	Shima Seiki Manufacturing Ltd.	78,800	1,321
	Kawasaki Heavy Industries Ltd.	65,700	1,290
	Marui Group Co. Ltd.	70,100	1,280
	KH Neochem Co. Ltd.	66,500	1,270

		Shares	Market Value ($000)
	Kamakura Shinsho Ltd.	272,500	1,269
	COLOPL Inc.	249,800	1,259
	Iriso Electronics Co. Ltd.	55,200	1,242
*,1	Freee KK	49,500	1,206
	Sumitomo Heavy Industries Ltd.	52,100	1,192
	Jeol Ltd.	25,900	1,178
	Air Water Inc.	87,300	1,175
	Disco Corp.	4,800	1,173
	Kyushu Electric Power Co. Inc.	171,200	1,119
	Shinko Electric Industries Co. Ltd.	42,248	1,088
	Infomart Corp.	304,400	1,074
	NOF Corp.	27,000	1,068
	COMSYS Holdings Corp.	52,500	1,055
	JSR Corp.	36,661	1,015
	BayCurrent Consulting Inc.	3,200	1,001
	NET One Systems Co. Ltd.	42,930	1,000
	Inaba Denki Sangyo Co. Ltd.	46,700	974
	Square Enix Holdings Co. Ltd.	20,700	960
	JGC Holdings Corp.	77,700	956
	Tsuruha Holdings Inc.	16,500	940
	EXEO Group Inc.	55,800	935
	Showa Denko KK	53,800	902
*	Locondo Inc.	94,100	866
	Pigeon Corp.	59,100	861
	Coca-Cola Bottlers Japan Holdings Inc.	74,900	854
	MEC Co. Ltd.	46,400	839
	Kitanotatsujin Corp.	481,100	798
	JINS Holdings Inc.	27,800	796
	Inter Action Corp.	51,900	776
	Shin-Etsu Polymer Co. Ltd.	74,100	768
	Comture Corp.	32,439	733
	Anicom Holdings Inc.	141,500	727
*	Istyle Inc.	340,700	712
	Ibiden Co. Ltd.	23,000	679
	Rorze Corp.	10,500	676
	Nikkon Holdings Co. Ltd.	36,700	675
	MIRAIT ONE Corp.	51,500	643
	Kyudenko Corp.	29,300	638
	Kumagai Gumi Co. Ltd.	27,900	594
	NSK Ltd.	103,500	580
	Teijin Ltd.	54,300	575
	Denka Co. Ltd.	21,500	557
	Kamigumi Co. Ltd.	26,500	539
	Max Co. Ltd.	41,900	536
	Yamazen Corp.	69,500	525
*	Demae-Can Co. Ltd.	109,100	524
	Lintec Corp.	29,300	515
	Nippon Shokubai Co. Ltd.	13,100	513
*	Money Forward Inc.	18,807	488
	Yokogawa Bridge Holdings Corp.	33,500	484
	Sekisui Jushi Corp.	36,800	481
	Japan Steel Works Ltd.	20,700	479
	Giken Ltd.	17,400	432
	Toyo Construction Co. Ltd.	56,700	370
[1]	GMO Financial Gate Inc.	3,380	361
	Shibaura Machine Co. Ltd.	16,600	355
*	Uzabase Inc.	53,600	328
	Sinko Industries Ltd.	21,500	272

		Shares	Market Value ($000)
	Simplex Holdings Inc.	9,100	136
	Ichikoh Industries Ltd.	34,300	95
	Sumitomo Warehouse Co. Ltd.	2,200	35
			405,216
Mexico (0.2%)
	Corp. Inmobiliaria Vesta SAB de CV	1,092,600	2,152
	Grupo Aeroportuario del Pacifico SAB de CV Class B	153,558	2,082
			4,234
Netherlands (2.4%)
	ASM International NV	30,384	9,333
	TKH Group NV	210,921	8,659
	BE Semiconductor Industries NV	132,606	7,119
*,2	Basic-Fit NV	148,490	6,022
	Arcadis NV	152,500	5,639
	IMCD NV	16,009	2,564
*,2	Alfen Beheer BV	19,369	2,261
	Allfunds Group plc	143,665	1,212
	Corbion NV	28,008	976
			43,785
New Zealand (0.1%)
	Fletcher Building Ltd.	316,728	1,031
*	Volpara Health Technologies Ltd.	1,858,077	895
			1,926
Norway (0.8%)
	Borregaard ASA	462,324	8,299
	TGS ASA	246,100	3,653
	Subsea 7 SA	186,130	1,677
	Aker ASA Class A	19,147	1,487
			15,116
Other (0.3%)
	iShares MSCI EAFE Small-Cap ETF	106,187	6,181
Philippines (0.3%)
	Wilcon Depot Inc.	9,361,900	4,700
Poland (0.1%)
*,1	Grupa Pracuj SA	146,454	1,730
Singapore (1.2%)
	Venture Corp. Ltd.	520,100	6,626
*	SATS Ltd.	2,096,000	6,043
	Ascott Residence Trust	4,924,500	4,182
	Suntec REIT	2,545,700	2,973
	Genting Singapore Ltd.	1,546,100	903
			20,727
South Africa (0.2%)
	Thungela Resources Ltd.	187,032	3,290
South Korea (1.0%)
	PI Advanced Materials Co. Ltd.	135,104	3,883
	K Car Co. Ltd.	208,000	3,075
	Koh Young Technology Inc.	276,750	3,013
	Hanon Systems	276,528	2,270
	Park Systems Corp.	26,882	2,063
	Douzone Bizon Co. Ltd.	81,908	2,033
	Eugene Technology Co. Ltd.	32,390	776
	SNT Motiv Co. Ltd.	20,045	680

		Shares	Market Value ($000)
*	Cafe24 Corp.	53,486	537
*	Genexine Inc.	12,608	312
			18,642
Spain (1.7%)
	Viscofan SA	130,800	7,618
	Acciona SA	34,077	7,012
	Fluidra SA	300,891	5,624
	CIE Automotive SA	112,257	2,953
	Almirall SA	239,545	2,313
	Bankinter SA	456,806	2,249
	Indra Sistemas SA	148,300	1,357
*	Melia Hotels International SA	191,059	1,205
*	Arima Real Estate SOCIMI SA	68,957	548
			30,879
Sweden (5.4%)
	Trelleborg AB Class B	348,770	8,569
*	Cint Group AB	1,205,432	8,508
	Arjo AB Class B	1,352,367	7,429
	Saab AB Class B	199,600	7,220
	Avanza Bank Holding AB	343,287	6,624
	AddTech AB Class B	316,846	5,424
*	Viaplay Group AB Class B	155,200	4,608
*,1	Embracer Group AB Class B	596,431	4,545
	Catena AB	92,125	4,221
	HMS Networks AB	76,456	3,645
	Sweco AB Class B	309,653	3,454
	Nordnet AB publ	247,300	3,322
	Hemnet Group AB	210,385	3,189
	BillerudKorsnas AB	237,365	3,062
	INVISIO AB	182,404	2,977
	Cellavision AB	76,068	2,740
	Nyfosa AB	270,770	2,528
	Loomis AB Class B	80,752	2,277
	Fortnox AB	351,400	2,004
	SSAB AB Class A	386,317	1,870
	Paradox Interactive AB	97,525	1,730
*	Surgical Science Sweden AB	109,862	1,713
*	Cibus Nordic Real Estate AB	85,399	1,531
	Castellum AB	70,558	1,131
*	Xvivo Perfusion AB	40,451	915
*	VNV Global AB	253,259	715
*	Bactiguard Holding AB Class B	50,068	554
*,1	Storytel AB	58,820	333
			96,838
Switzerland (3.9%)
	Julius Baer Group Ltd.	266,305	13,771
*	SIG Group AG	467,660	12,200
*	Siegfried Holding AG (Registered)	13,284	9,831
	Comet Holding AG (Registered)	34,875	6,432
*,2	Montana Aerospace AG	320,410	6,383
	Tecan Group AG (Registered)	14,234	5,055
*,2	Sensirion Holding AG	43,459	5,044
*,2	PolyPeptide Group AG	55,780	2,647
*	Dufry AG (Registered)	68,409	2,576
	Bossard Holding AG (Registered) Class A	11,252	2,508
	Cembra Money Bank AG	21,480	1,561

		Shares	Market Value ($000)
	Emmi AG (Registered)	1,559	1,551
*	u-blox Holding AG	12,723	1,489
			71,048
Taiwan (3.9%)
*	Airtac International Group	317,093	8,692
	Voltronic Power Technology Corp.	158,252	7,773
	Chroma ATE Inc.	1,315,694	7,596
	Giant Manufacturing Co. Ltd.	715,000	5,850
	ASPEED Technology Inc.	90,300	5,828
	Nien Made Enterprise Co. Ltd.	551,000	5,293
	Delta Electronics Inc.	520,000	4,523
	Global Unichip Corp.	263,000	4,475
	Accton Technology Corp.	458,600	3,827
	momo.com Inc.	129,852	3,559
	Vanguard International Semiconductor Corp.	1,411,000	3,398
	Advantech Co. Ltd.	281,000	3,233
	Sinbon Electronics Co. Ltd.	270,000	2,508
	Realtek Semiconductor Corp.	169,248	1,946
	Parade Technologies Ltd.	48,000	1,808
	TCI Co. Ltd.	153,000	738
			71,047
United Kingdom (16.3%)
	RS Group plc	1,120,880	14,151
	Rotork plc	3,685,829	11,696
	Spectris plc	265,493	10,098
	Beazley plc	1,414,387	9,368
	Games Workshop Group plc	95,766	9,064
	Safestore Holdings plc	582,821	8,116
	IMI plc	486,210	7,939
	HomeServe plc	538,400	7,716
	Cranswick plc	183,747	7,492
	Tate & Lyle plc	732,514	7,176
	Keywords Studios plc	230,969	7,101
	Bodycote plc	964,000	7,052
	Diploma plc	202,680	6,807
	Spirent Communications plc	1,951,300	6,712
	LondonMetric Property plc	2,149,493	6,568
[2]	Auto Trader Group plc	751,000	5,790
	St. James's Place plc	360,900	5,421
	Telecom Plus plc	190,674	5,241
*,2	Trainline plc	1,017,212	4,924
	Softcat plc	282,731	4,823
	UNITE Group plc	329,999	4,705
	QinetiQ Group plc	991,240	4,617
	Dechra Pharmaceuticals plc	99,599	4,482
*,2	Network International Holdings plc	1,681,313	4,146
*	Abcam plc	274,412	4,101
	Howden Joinery Group plc	492,100	4,062
	Grafton Group plc	389,100	4,025
	Pets at Home Group plc	1,000,000	4,012
	Dunelm Group plc	380,000	3,951
	RWS Holdings plc	822,200	3,841
[2]	ConvaTec Group plc	1,370,080	3,820
	Halma plc	135,000	3,802
	Segro plc	270,000	3,612
	NCC Group plc	1,305,000	3,565
	Smart Metering Systems plc	295,996	3,398

			Shares	Market Value ($000)
		Future plc	151,500	3,394
		Redrow plc	470,000	3,323
		IG Group Holdings plc	341,932	3,318
[2]		Petershill Partners plc	1,118,132	3,191
*		SSP Group plc	958,406	2,980
		Pennon Group plc	242,476	2,968
		Weir Group plc	140,000	2,863
		Keller Group plc	291,506	2,834
		Vistry Group plc	250,000	2,818
		Renishaw plc	52,000	2,761
*		National Express Group plc	1,107,193	2,481
*		WH Smith plc	137,371	2,425
		Serica Energy plc	522,249	2,417
		B&M European Value Retail SA	456,510	2,364
*		FD Technologies plc	95,772	2,287
		Alpha FX Group plc	99,958	2,215
		Harbour Energy plc	456,482	2,041
		Burford Capital Ltd.	186,510	2,005
		Smiths Group plc	105,704	1,995
*		Restaurant Group plc	3,109,305	1,928
*		Victoria plc	412,783	1,879
		Greggs plc	70,281	1,752
*		Hyve Group plc	2,029,059	1,742
[2]		Bridgepoint Group plc	550,000	1,718
*		Energean plc	120,447	1,690
*,2		DP Eurasia NV	2,357,397	1,632
		Intermediate Capital Group plc	83,567	1,558
*		Team17 Group plc	290,619	1,554
*		Verona Pharma plc ADR	263,418	1,417
[2]		Sabre Insurance Group plc	943,633	1,257
		Derwent London plc	35,326	1,233
*		Molten Ventures plc	199,886	1,166
*		Wise plc Class A	200,000	1,151
*		Immunocore Holdings plc ADR	24,500	1,130
		Synthomer plc	383,013	1,093
		dotdigital group plc	911,586	1,090
		Impax Asset Management Group plc	119,461	1,049
		Savills plc	66,175	965
*		Angle plc	785,324	666
*		EnQuest plc	1,754,004	616
*,1		Naked Wines plc	333,054	607
		Marshalls plc	72,402	437
*		Hotel Chocolat Group plc	234,940	395
*		Arrival SA	187,575	294
				294,093
United States (0.3%)
		Patria Investments Ltd. Class A	226,000	3,257
*		Merus NV	73,779	1,784
				5,041
Total Common Stocks (Cost $1,760,437)				1,712,753
		Coupon
Temporary Cash Investments (5.0%)
Money Market Fund (4.5%)
[4,5]	Vanguard Market Liquidity Fund	1.903%	806,229	80,591

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.5%)
Goldman Sachs & Co. (Dated 7/29/22, Repurchase Value $8,902,000, collateralized by Ginnie Mae 3.000%, 6/20/51, with a value of $9,078,000)	2.250%	8/1/22	8,900	8,900
Total Temporary Cash Investments (Cost $89,490)				89,491
Total Investments (100.1%) (Cost $1,849,927)				1,802,244
Other Assets and Liabilities—Net (-0.1%)				(1,709)
Net Assets (100%)				1,800,535
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,348,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $95,338,000, representing 5.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $22,550,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2022	331	32,307	933
MSCI Emerging Market Index	September 2022	267	13,330	(20)
				913

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	95,063	1,617,690	—	1,712,753
Temporary Cash Investments	80,591	8,900	—	89,491
Total	175,654	1,626,590	—	1,802,244

Derivative Financial Instruments
Assets
Futures Contracts[1]	933	—	—	933
Liabilities
Futures Contracts[1]	20	—	—	20
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.